CONSULTING AGREEMENTS - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Consulting Agreements Related Party Disclosure [Abstract]
Consulting Agreements Related Party Disclosure [Text Block]
Note 6 – Consulting Agreements – Related Party

On October 3, 2011, the Company entered into a definitive license agreement for Veto Cell technology and also an exclusive option agreement to negotiate an additional license for organ regeneration technology with Yeda Research and Development Company Limited (“Yeda”), a founder and shareholder of the Company. Yeda is the technology transfer and commercial arm of the Weizmann Institute of Science, for research conducted at the Weizmann Institute of Science for an invention comprising methods of bone marrow transplantation and cell therapy utilizing Veto-Cells. The evaluation period with respect to the option to license the organ regeneration technology originally expired on October 3, 2012 and has since been extended to September 1, 2014. See Note 9 – Subsequent Events for information regarding an additional extension of the expiration date.

Under the terms of the agreement, Yeda granted the Company an exclusive worldwide license for the licensed information and the patents for the development, manufacture and sale of the products derived therefrom. In consideration for the grant of the license, the Company has paid and will pay Yeda: (1) $210,000 on October 3, 2011; (2) an annual Research budget commitment for 3 years in the amount of $800,000 for the period until October 3, 2014; (3) a non-refundable and non-creditable license fee of $50,000 per year during the terms of the agreement, commencing on the first day after the date of termination or expiry of the research period (which period has not expired and will be extended), (4) a royalty of 4% of net future sales by or on behalf of the Company or any sub licensees.

If the Company fails to achieve any of the milestones by the dates set forth in the agreement, Yeda is entitled to terminate the license upon written notice to the Company. To date, the Company has met all of the milestones and the next milestone in the agreement is October 3, 2016. Either Yeda or the Company may terminate the agreement and the license after the commitment of a material breach by the other party and in certain other instances as detailed in the agreement.

For the three and six months ended June 30, 2014, the Company recorded a charge to operations of approximately $399,000 and $611,000, respectively, for this consulting arrangement. For the three and six months ended June 30, 2013, the Company recorded a charge to operations of approximately $330,000 and $403,000, respectively, for this consulting arrangement. As of June 30, 2014 and December 31, 2013, approximately $216,000 and $442,000 has been accrued and is payable, respectively.

Note 8 - Consulting Agreements - Related Party

On October 3, 2011, the Company entered into a definitive license agreement and an exclusive option agreement to negotiate a commercial license with Yeda Research and Development Company Ltd. (“Yeda”), a founder and shareholder of the Company. Yeda is the technology transfer and commercial arm of the Weizmann Institute of Science, for research conducted at the Weitzman Institute of Science for an invention comprising methods of bone marrow transplantation and cell therapy utilizing Veto cells. The option to negotiate originally expired on June 20, 2014 and was extended to September 1, 2014.

Under the terms of the agreement, Yeda granted the Company an exclusive worldwide license under the licensed information and the patents for the development, manufacture and sale of the products. In consideration for the grant of the license, the Company has paid and will pay Yeda: (1) on the date of signature of the agreement $210,000; (2) an annual license fee for 3 years in the amount of $800,000 for the period until October 3, 2014; (3) A non-refundable and non-creditable license fee of $50,000 per year during the terms of the agreement, commencing on the first day after the date of termination or expiry of the research period; (4) a royalty of 4% of net future sales by or on behalf of the Company or any sub licensees.

If the Company fails to achieve any of the milestones by the dates set forth in the agreement, Yeda is entitled to terminate the license upon written notice to the Company. Either Yeda or the Company may terminate the agreement and the license after the commitment of a material breach by the other party and in certain other instances as detailed in the agreement.

For the years ended December 31, 2013 and 2012, the Company has recorded a charge to operations of approximately $784,000 and $796,000, respectively, for this consulting arrangement as a component of research and development expense. As of December 31, 2013, approximately $441,700 has been accrued and is payable.